As filed with the Securities and Exchange Commission on September 27, 2002

                                        Registration No. 333-62270 and 811-10399
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                       Post-Effective Amendment No. 1           [X]

                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                               Amendment No. 3                  [X]

                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

    (Name and Address of Agent for Service)                 Copy to:

                 BRIAN BOOKER                           CATHY G. O'KELLY
            HENDERSON GLOBAL FUNDS             VEDDER, PRICE, KAUFMAN & KAMMHOLZ
     737 NORTH MICHIGAN AVENUE, SUITE 1950          222 NORTH LASALLE STREET
            CHICAGO, ILLINOIS 60611                 CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

[ ]    immediately upon filing pursuant to paragraph (b); or
[ ]    on (date) pursuant to paragraph (b); or
[ ]    60 days after filing pursuant to paragraph (a)(1); or
[ ]    on (date) pursuant to paragraph (a)(1); or
[X]    75 days after filing pursuant to paragraph (a)(2); or
[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed by the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                 Subject to completion, dated September 27, 2002

                                                          HENDERSON GLOBAL FUNDS

PROSPECTUS

              HENDERSON GLOBAL PROPERTY SECURITIES FUND PROSPECTUS

                                 CLASS J SHARES

         This Prospectus contains important information about the investment objective, strategies and risks of the Henderson Global Property Securities Fund (the "Fund") that you should know before you invest in the Fund. Please read it carefully and keep it with your investment records. The Fund is non-diversified and has as its investment objective to provide stable and above average income with some long-term capital appreciation primarily through investing in listed property securities of issuers located in countries around the world. The Fund is a separate series of Henderson Global Funds.

         As with all other mutual fund securities, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

December __, 2002

                                TABLE OF CONTENTS

                                                                            PAGE

Fund Summary 1
              Investment Objective.............................................1
              Principal Investment Strategies - Global Property Securities.....1
              Principal Risks of Investing in the Fund.........................2
              Who Should Invest in the Fund?...................................2

Fees and Expenses Summary......................................................3
              Example of Expenses..............................................3
              Performance Information..........................................4

Investment Strategies and Risks................................................4
              How the Fund Invests.............................................4
              Investment Risks.................................................5

Management of the Fund.........................................................7
              Investment Adviser and Subadvisers...............................7
              Portfolio Managers...............................................8

How to Purchase and Redeem Shares..............................................9
              How to Purchase Shares...........................................9
              Opening Your Account.............................................9
              Applicable Sales Charge..........................................9
              Adding to Your Account..........................................10
              How to Redeem Shares............................................10
              Other Considerations............................................10
              Distribution and Service Fees...................................11

Other Information.............................................................11
              Pricing of Fund Shares..........................................11
              Distributions...................................................11
              U.S. Federal Income Tax Considerations..........................12
              Provision of Annual and Semi-Annual Reports and Prospectuses....13



Back Cover for Additional Information

                                  FUND SUMMARY

         INVESTMENT OBJECTIVE

         The Fund's investment objective is to provide stable and above average income with some long-term capital appreciation primarily through investing in listed property securities of issuers located in countries around the world.

PRINCIPAL INVESTMENT STRATEGIES - GLOBAL PROPERTY SECURITIES

         The Fund under normal circumstances invests at least 80% of its net assets in property securities of issuers located in countries around the world. Property securities, which may include equity securities, such as stock, convertible securities, warrants and depository receipts, are issued by entities listed on recognized exchanges whose principal activities involve property ownership, property leasing, real estate sales, property construction, provision of lodging or operation of health care facilities, operation of hotels or serviced offices, property development, property management, mortgage providers, property brokers, property financing or other property-related activities.

         Examples of property securities include U.S. real estate investment trusts or REITs, Japanese real estate investment trusts or J-REITs, listed property trusts in Australia, property companies in various countries in Europe and other equivalent or similar property vehicles listed on recognized stock exchanges in countries around the world. Typically these types of vehicles pool investor funds for investment in real estate or in the types of property-related activities described above.

         Although the Fund has no limits on the geographic asset distribution of its investments, the portfolio managers intend to allocate the Fund's investments globally as follows:

     o    40 to 90% of the Fund's assets in U.S. issuers

     o    5 to 25% in European issuers

     o    0 to 60% in Asia Pacific issuers

In determining country allocations, which are monitored on a regular basis, the portfolio managers take into account macro-economic factors, such as forecasted gross domestic product growth and currency movements.

         In selecting securities for the Fund, the portfolio managers seek securities with above average dividend yields. The portfolio managers also consider a security's value and geographical and sector diversification. The portfolio managers place considerable emphasis on fundamental research and knowledge of issuers, property portfolios and markets.

         The Fund is concentrated. This means that the Fund normally invests most of its assets in a single industry group - property and real estate.

         The Fund is a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers. The Fund may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. However, in an attempt to reduce portfolio risks, the portfolio managers will invest across countries and securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

         As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. The principal risks that could adversely affect the total return on your investment include:

     o Property Securities Risk. The risks associated with the property (including real estate) market, even though the Fund does not directly invest in real estate. Many factors can affect the property market, including among others, a decline in the value of real estate, tax increases, changes in interest rates, changes in laws and risks associated with property financing. These risks could contribute to a decline in the value of the Fund's portfolio. To the extent the Fund focuses on issuers in particular geographical regions, the Fund may be subject to certain of these risks to a greater degree.

     o Country Risk. The risks of investing in different countries may include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.

     o Market Risk. The risk that the price of the securities of one or more of the issuers in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect an issuer's performance, including both general financial market conditions and factors related to a specific issuer.

     o Concentration Risk. The risk that, because the Fund invests most of its assets in the property industry, the Fund's performance is dependent on that specific industry's performance, which may differ from the performance of other industries or the financial markets. This may result in greater losses and volatility to the Fund.

     o Non-Diversification Risk. The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

         The performance of the Fund depends on whether the portfolio managers are successful in applying the Fund's investment strategies. You can lose money by investing in the Fund. The amount of income you receive from the Fund will vary depending on the level of income the Fund receives from the securities in which it invests. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO SHOULD INVEST IN THE FUND?

         The Fund may be an appropriate investment for you if you:

     o    Want a professionally managed portfolio

     o Are looking for exposure to the global listed property securities markets

     o Are willing to accept the risks of global investing in a concentrated, non-diversified portfolio

     o Are looking for stable and above average income with some long-term capital appreciation

                            FEES AND EXPENSES SUMMARY

         The Fund offers one class of shares. This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you. Future expenses may be greater or less than those indicated below.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

        Maximum Sales Charge (Load) Imposed on Purchases (as a
           percentage of the Offering Price).....................     3.50% (a)
        Maximum Deferred Sales Charge (Load) (as a percentage of
           the Offering Price)...................................     None
        Redemption Fee...........................................     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE PAID FROM FUND ASSETS)

    As a percentage of estimated average net assets

        Management Fees..........................................     1.00%
        Distribution and Service (12b-1) Fee(b)..................     1.00%
        Other Expenses(c)........................................
        Total Operating Expenses.................................
        Fee Waiver and Reimbursement(d)..........................
        Net Operating Expenses(d)................................

------------------

(a)  The sales charge declines as the amount invested increases.

(b) The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Fund shares and the services provided to you by your broker-dealer (referred to as distribution and service fees). The Fund's distributor will use 0.25% of the fees for shareholder servicing and 0.75% for distribution.

(c)  Other Expenses are based on estimated amounts for the current fiscal year.

(d) The Fund's adviser has agreed, through August 31, 2004, to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual ordinary operating expenses, less distribution and service fees, to 2.50% of the Fund's average daily net assets. This contractual arrangement will continue until at least August 31, 2004. Until August 31, 2006, the adviser may subsequently recover reimbursed expenses from the Fund if the Fund's expense ratio falls below the expense limitation.

EXAMPLE OF EXPENSES

         These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example is hypothetical; your actual costs and returns may be higher or lower. The examples assume that:

     o You invest $10,000 in the Fund for the time periods indicated and then you redeem all your shares at the end of those periods

     o Your investment has a 5% return each year and dividends and other distributions are reinvested

     o The Fund's operating expenses reflect contractual waivers and reimbursements for applicable periods

     Based upon these assumptions, your costs would be:


       1 YEAR              3 YEARS
     ----------          ------------



PERFORMANCE INFORMATION

         The Fund commenced operations on __________, 2002 and therefore does not have any performance history. Performance information for the Fund will be included in the Fund's next annual or semi-annual report.

                         INVESTMENT STRATEGIES AND RISKS



HOW THE FUND INVESTS

         The Fund's investment objective is to provide stable and above average income with some long-term capital appreciation primarily through investing in listed property securities of issuers located in countries around the world. Property securities, which may include equity securities, such as stock, convertible securities, warrants and depository receipts, are issued by entities listed on recognized exchanges whose principal activities involve property ownership, property leasing, real estate sales, property construction, provision of lodging or operation of health care facilities, operation of hotels or serviced offices, property development, property management, mortgage providers, property brokers, property financing or other property-related activities.

         Examples of property securities include U.S. real estate investment trusts or REITs, Japanese real estate investment trusts or J-REITs, listed property trusts in Australia, property companies in various countries in Europe and other equivalent or similar property vehicles listed on recognized stock exchanges in countries around the world. Typically these types of vehicles pool investor funds for investment in real estate or in the types of property-related activities described above.

         Although the Fund has no limits on the geographic asset distribution of its investments, the portfolio managers intend to allocate the Fund's investments globally as follows:

     o    40 to 90% of the Fund's assets in U.S. issuers

     o    5 to 25% in European issuers

     o    0 to 60% in Asia Pacific issuers

In determining country allocations, which are monitored on a regular basis, the portfolio managers take into account macro-economic factors, such as forecasted gross domestic product growth and currency movements.

         In selecting securities for the Fund, the portfolio managers seek securities with above average dividend yields. The portfolio managers also consider a security's value and geographical and sector diversification. The portfolio managers place considerable emphasis on fundamental research and knowledge of issuers, property portfolios and markets.

         As a temporary measure for defensive purposes, the Fund may invest in other types of securities such as nonconvertible debt securities and nonconvertible preferred stocks, government and money market securities of U.S. and non-U.S. issuers, or cash. The Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to property and real estate securities when the managers believe it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest between 2 to 5% of the portfolio in cash, repurchase agreement transactions or short-term interest bearing securities to provide for possible redemptions. These investments may be denominated in U.S. dollars or in other currencies. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit the Fund's ability to meet its investment objective.

         The Fund may use derivatives, including forwards, options, indexed securities, futures and options on futures, for hedging purposes, to gain exposure to the financial markets pending investment of cash balances or to meet liquidity needs. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index such as the Standard & Poor's Composite Price 500 Index. The managers will use derivatives with the aim of limiting the size of any negative impact on the Fund and will not use derivatives for speculative purposes.

INVESTMENT RISKS

         This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time. The following is a description of the risks associated with the Fund's principal investment strategies:

o PROPERTY SECURITIES. The Fund's investments are subject to the risks associated with the property market, even though the Fund does not directly invest in property. These risks may include:

     o    a decline in the value of real estate

     o    extended vacancies of real estate

     o    increases in property taxes

     o    changes in interest rates

     o    increased competition or overbuilding

     o a lack of available mortgage funds or other limits on accessing capital

     o    tenant bankruptcies and other credit problems

     o    decreases in market rates for rents

     o    changes in zoning laws and government regulations

     o    costs resulting from environmental clean-up

     o investments in developments that are not complete or that are subject to delays in completion

     o    risks associated with financing

     o    casualty and condemnation loans

     o    uninsured damages from floods, earthquakes or other natural disasters

     There risks could contribute to a decline in the value of the Fund's portfolio. To the extent the Fund focuses on issuers in particular geographical regions, the Fund may be subject to certain of these risks to a greater degree. Investments in companies that service mortgages will be subject to risks associated with refinancing.

     In addition, the value of property securities can depend on their structure and the cash flow they generate. Like mutual funds, property securities may have expenses, including advisory and administration fees that are paid by investors in such securities. As a result, you may be subject to duplicate levels of fees when the Fund invests in such property securities. The performance of any property security in which the Fund invests depends on the type of activity undertaken, or real estate investments made by, such security and how well the activity or property is managed. A general decline in real estate values can also hurt the performance of property securities.

o EQUITY SECURITIES. An equity security represents an interest in an issuer. The value of equity securities may fall as a result of factors directly relating to the issuer or to factors affecting issuers in the same industry or in a number of different industries. The value of equity securities may also be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates.

o GLOBAL INVESTMENTS. The Fund invests in securities of issuers located in countries across the world, which may involve additional risks, such as currency risk. The relative value of currencies may fluctuate, which means that the Japanese yen or U.S. dollar value of the Fund's portfolio may vary to a greater extent than the change in the price of the Fund's securities holdings. The value of the Fund's portfolio in Japanese yen or U.S. dollars may also change due to currency fluctuations even when there has been no change in the price of the Fund's securities holdings themselves.

     Securities (including depository receipts) also have risks related to economic and political developments in their local country, which may include expropriation, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of local social, economic or political instability. Countries have different regulatory requirements and, as a result, there may be less publicly available information about certain issuers. In addition, accounting, auditing and financial reporting standards generally differ among countries. Moreover, since the Fund is domiciled in the U.S., in the event of a default of any non-U.S. debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuer of such securities.

     Securities of issuers in certain countries may be less liquid than comparable securities in other countries and, as a result, their price change may be more volatile. In addition, exchanges and broker-dealers in certain countries are generally subject to less government and exchange scrutiny and regulation than their developed country counterparts. Difference in clearance and settlement procedures in various markets may also cause delays in settlement of the Fund's trades effected in such markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

     Depository receipts involve substantially identical risks to those associated with direct investment in securities of issuers in the respective country. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

o DERIVATIVES. The Fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The Fund may use derivatives both for hedging and non-hedging purposes. However, the portfolio managers may also choose not to use derivatives, based on the portfolio managers' evaluation of market conditions or the availability of suitable derivatives.

     Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the portfolio managers' ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, due to the use of leverage or other factors especially in unusual market conditions, and may result in increased volatility. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

     Other risks arise from the portfolio managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

o OTHER INVESTMENTS. In addition to the principal investment strategies described above, the Fund may make other investments, such as investments in convertible securities, preferred stocks/preference shares, warrants and debt securities, which may be subject to other risks, as described in the SAI.

o DEFENSIVE INVESTMENT STRATEGIES. In addition, the Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist. To the extent that the Fund invests defensively, it may not be able to pursue its investment objective. The Fund's defensive investment position may not be effective in protecting its value.

o CHANGES IN POLICIES. The Fund's Trustees may change the Fund's investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated. With respect to the Fund's policy to invest at least 80% of its net assets in property securities, the Fund will give shareholders at least 60 days notice of any change to this policy.

         Further Information on Investment Strategies and Risks. The Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Fund may engage are discussed, together with their risks, in the Fund's SAI which you may obtain by contacting your broker-dealer.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER AND SUBADVISERS

         Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, IL 60611, referred to herein as the "Adviser," is the Fund's investment adviser. Henderson Investment Management Ltd., 4 Broadgate, London UK EC2M 2DA, referred to herein as "Henderson," and K.G. Redding Associates, LLC, 744 North Wells Street, Chicago, IL 60610, referred to herein as "K.G. Redding," are the Fund's subadvisers and are referred to herein collectively as the "Subadvisers."

         The Adviser, Henderson and their affiliates comprise a global investment management business that operates under the brand "Henderson Global Investors." The entities comprising Henderson Global Investors, including the Adviser and Henderson, are all indirect wholly-owned subsidiaries of AMP Limited, the Australian financial services company.

         As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe, and both North and South America. Henderson Global Investors is headquartered in London at 4 Broadgate, London, UK EC2M 2DA. Today, Henderson Global Investors' business is a dynamic multi-skill, multi-asset management business with a fast growing worldwide distribution network.

         Recent awards of recognition of entities within the Henderson Global Investors group include:

          o    Multi-sector Manager of the Year, 2000-- Morningstar, Australia

          o Best Investment Trust Manager for the 6th consecutive year-- S&P Micropal, 1999

          o Fund Manager of the Year 1999, Global Technology and Asian Enterprise Funds-- Investment Week

          o    Best Overall Fund Manager of the Year 1999-- Professional
               Pensions

         As of June 30, 2002, Henderson Global Investors had net assets under management of approximately U.S. $150 billion, ranking it as one of the top 100 fund managers worldwide. Henderson Global Investors has 14 offices around the world. As of ___________, 2002, the Adviser and Henderson had net assets under management of approximately U.S. $_____ million and U.S. $_____, respectively.

         In performing its subadvisory role, Henderson will draw on the expertise, resources and local knowledge of various offices of Henderson Global Investors, including offices in Japan, Singapore and Australia.

         K.G. Redding is a real estate securities investment management firm formed in 2000 to provide a unique approach to real estate securities investment, focusing on providing superior long-term performance. K.G. Redding began managing assets in 2001 and, as of July 31, 2002 had approximately U.S. $30 million in assets under management.

         The Adviser provides investment management and related administrative services and facilities to the Fund. For these services, the Adviser is entitled to an annual management fee as set forth in the Fees and Expenses Summary. The Subadvisers provide portfolio management and trade execution services. For these services, the Adviser pays each Subadviser an annual fee.

PORTFOLIO MANAGERS

         Patrick Sumner, Director of Property, Public Markets (Europe) of Henderson, is the lead portfolio manager of the Fund. Mr. Sumner joined Henderson in 1997 and has 20 years of experience in the European real estate securities markets. Mr. Sumner manages several European funds investing in listed European property securities and recently served as Chief Investment Officer for the Henderson Property Fund BV, which owns a portfolio of Paris offices. Mr. Sumner has been a portfolio manager of the Fund since its inception.

         Brett Ward, portfolio manager/analyst and head of listed property securities for the Australian office of the Henderson group of companies, is a co-portfolio manager of the Fund. Mr. Ward joined the Henderson family in 1999 from Deutsche Bank Property Group where he was a research trader/dealer (1997 to 1999) with the Deutsche Property Team. Prior to Deutsche Bank, Mr. Ward worked for the BT Funds Management Property Team and was an accountant with Ernst & Young in the Financial Services Group. Mr. Ward has been a co-portfolio manager of the Fund since its inception.

         Kim G. Redding, President and Chief Executive Officer of K.G. Redding, is a co-portfolio manager of the Fund. Mr. Redding has 21 years of experience in real estate, including 16 years of real estate portfolio management experience. Prior to forming K.G. Redding, Mr. Redding was a portfolio manager with the securities unit of RREEF America, a property management and investment firm, from 1993 to 2000. From 1986 to 1993, Mr. Redding was the principal of an earlier real estate advisory firm also named K.G. Redding & Associates. Mr. Redding specializes in managing institutional accounts invested in publicly traded property securities, primarily REITs. Mr. Redding has been a co-portfolio manager of the Fund since its inception.

                        HOW TO PURCHASE AND REDEEM SHARES

         You may purchase and redeem shares of the Fund in the manner described below.

HOW TO PURCHASE SHARES

INITIAL PURCHASE

INVESTMENT MINIMUMS:

           MINIMUM TO OPEN
              AN ACCOUNT          MINIMUM ADDITION      MINIMUM BALANCE
           ---------------        ----------------      ---------------
             U.S. $1,000             U.S. $100            U.S. $1,000


         The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed some of your shares, the Fund may notify you of its intent to charge an annual U.S. $15 fee until the account has reached the required minimum. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the Fund.

OPENING YOUR ACCOUNT

         You can establish an account by having your broker-dealer process your purchase. The broker-dealer may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or from the Adviser. These commissions and concessions are described in the SAI.

                  APPLICABLE SALES CHARGE

         You can purchase Fund shares at the net asset value per share (NAV) plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

                                                              DEALER REALLOWANCE
                            SALES CHARGE* AS PERCENTAGE OF:           AS A
                            -------------------------------      PERCENTAGE OF
                                                 NET AMOUNT      THE OFFERING
   AMOUNT OF PURCHASE       OFFERING PRICE        INVESTED           PRICE
-------------------------   --------------       ----------   ------------------
[insert break points]






------------------
* Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

ADDING TO YOUR ACCOUNT

         To make additional investments of at least U.S. $100 in the Fund contact your broker-dealer to purchase shares on your behalf.

HOW TO REDEEM SHARES

         You may redeem your shares by having your broker-dealer process your redemption. The Fund normally sends out redemption proceeds to your broker-dealer on the third business day after your request is received in good order. Your broker-dealer will be responsible for furnishing all necessary documents to the Fund and may charge you for this service.

          Under unusual circumstances such as when the New York Stock Exchange
(NYSE) is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment.

OTHER CONSIDERATIONS

         Right to Reject or Restrict Purchase Orders. Purchases should be made for investment purposes only. The Fund reserves the right to reject or restrict any specific purchase request.

         Excessive Trading Practices. The Henderson Global Funds do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm fund performance. As noted above, the Fund reserves the right to reject or restrict any purchase order from any investor. To minimize harm to the Fund and their shareholders, the Fund will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the Fund, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

         In-Kind Distributions. The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, and if the Fund does, it will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

DISTRIBUTION AND SERVICE FEES

         12b-1 fees are used to compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The Fund pays a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Distributor will use 0.25% of the fees for shareholder servicing and 0.75% for distribution.

         Over time, shareholders may pay more in 12b-1 fees than the equivalent of the maximum permitted front end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

                                OTHER INFORMATION



PRICING OF FUND SHARES

         The price of the Fund's shares is based on its NAV. The NAV is determined as of the close of regular trading each day that the NYSE is open for trading (generally, 4:00 p.m., U.S. Eastern time) (referred to as the valuation time). The days that the NYSE is closed are set forth in the SAI. To determine NAV, the Fund values its assets at current market values, or at fair value as determined by the Adviser, under the direction of the Board of Trustees, if current market values are not readily available. Fair value pricing may be used by the Fund when current market values are unavailable or when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated using last reported prices.

         Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and the Fund receives your order by close of business, so long as the broker-dealer (or its authorized designee) received your order by the valuation time.

         The Fund invests in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund's shares may change on days when you will not be able to purchase or redeem the Fund's shares.

DISTRIBUTIONS

         Except for the first six months of the Fund's operations when no dividends will be paid, the Fund intends to pay income dividends to shareholders monthly, with any realized net capital gains paid at least annually. As part of the Fund's investment objective to provide stable and above average income to investors, the Fund may pay realized net capital gains more frequently than annually. Dividend and capital gain distributions will be paid in cash (if no other option is specified).

         The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by contacting your broker-dealer:

          o Dividend and capital gain distributions reinvested in additional shares; or

          o Dividend and capital gain distributions in cash (this option will be assigned if no other option is specified).

         Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the Fund at the NAV as of the close of business on the record date. Your request to change a distribution option must be received by your broker-dealer and the Fund at least [five] business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

U.S. FEDERAL INCOME TAX CONSIDERATIONS

         The following is intended to be a general summary of certain U.S. federal income tax issues relating to an investment in the Fund. It is not intended as a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. INVESTORS ARE THEREFORE ADVISED TO CONSULT WITH THEIR OWN TAX ADVISORS BEFORE MAKING AN INVESTMENT IN THE FUND.

         U.S. Federal Income Tax Treatment of the Fund. The Fund intends to qualify for, and to elect to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to qualify under those provisions each year. As a regulated investment company, the Fund generally will not be subject to federal income tax on its investment company taxable income and net capital gains (i.e., net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. However, the Fund would be subject to corporate income tax (currently imposed at a maximum effective rate of 35%) on any undistributed income. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% federal excise tax. To prevent imposition of the tax, the Fund must distribute, or be deemed to have distributed, during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as having been paid on December 31 if it is declared by the Fund in October, November or December with a record date in such months and is paid by the Fund in January of the following year. Accordingly, such distributions will be taxable to shareholders in the calendar year in which the distributions are declared. To prevent application of the excise tax, the Fund intends to make distributions to satisfy the calendar year distribution requirement.

         If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would generally constitute ordinary dividends, which although eligible for the corporate dividends received deduction, would be taxable to shareholders as ordinary income, even though such distributions might otherwise, at least in part, have been treated as long-term capital gains in such shareholders' hands.

         Taxability of Distributions. You will normally have to pay U.S. federal income taxes, and any U.S., state or local taxes, on the distributions you receive from the Fund. Distributions designated as capital gain dividends are taxable for U.S. federal income tax purposes as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December, as described above.

         The Fund may be eligible to elect to "pass through" to you U.S. foreign income taxes that it pays. If the Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

         The Form 1099 that is mailed to you by your broker-dealer every January details your distributions and how they are treated for U.S. federal income tax purposes.

         Sale of Shares. The sale of shares of the Fund will generally be a taxable transaction for U.S. federal income tax purposes. Shareholders who sell such shares of the Fund will generally recognize gain or loss in an amount equal to the difference between the net proceeds of the sale and their adjusted tax basis in the shares sold. If such Fund shares are held as a capital asset, the gain or loss will generally be a capital gain or loss. Similarly, a redemption by the Fund (including a redemption resulting from liquidation of the Fund) of a shareholder's shares generally will give rise to capital gain or loss, but certain conditions imposed by the Code must be satisfied to achieve such treatment. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received with respect to such shares.

         Fund distributions will reduce the Fund's NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         Withholding. If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax determined by the relationship with your country of citizenship up to but not exceeding 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund is also required in certain circumstances to apply backup withholding at the rate of 30% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax.

         Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUSES

         The Fund produces financial reports every six months and updates its prospectus annually.

         MORE INFORMATION ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORTS

         You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

         Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

                  BY TELEPHONE
                  [insert toll-free number]

                  You may also contact your broker-dealer.

         SEC file number:  811-10399

                  ON THE INTERNET

                  You may also find more information about the Fund on the Internet at:

                  Text-only versions of fund documents can be viewed online or downloaded from:

                  Securities and Exchange Commission
                  http://www.sec.gov

         You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1.202.942.8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

The information in the Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Statement of Additional Information is not a Prospectus.

                Subject to completion, dated September 27, 2002

                    HENDERSON GLOBAL PROPERTY SECURITIES FUND

                                   A SERIES OF

                             HENDERSON GLOBAL FUNDS
                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
                       STATEMENT OF ADDITIONAL INFORMATION

                                December __, 2002

         Henderson Global Funds (the "Trust") is an open-end management investment company that currently consists of five portfolios, each of which is non-diversified. This Statement of Additional Information ("SAI") relates to the Class J shares of Henderson Global Property Securities Fund (the "Fund"). The Fund is managed by Henderson Global Investors (North America) Inc. (the "Adviser") and subadvised by Henderson Investment Management Limited ("Henderson") and K.G. Redding & Associates, LLC ("K.G. Redding" and with Henderson, the "Subadvisers").

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated December __, 2002 (the "Prospectus"), which may be obtained upon request and without charge from the Trust by calling your broker-dealer.

                                TABLE OF CONTENTS

                                                                            PAGE

Fund History and General Information...........................................1
Investment Objectives and Strategies...........................................1
Fund Investments...............................................................2
Investment Restrictions.......................................................21
Non-Fundamental Operating Policies Relating to the Sale of Shares of the
   Fund in Japan..............................................................21
Portfolio Turnover............................................................23
Management of The Fund-- Trustees and Officers................................23
Control Persons and Principal Holders.........................................27
Code of Ethics................................................................27
Investment Advisory and Other Services........................................27
Brokerage Allocation..........................................................31
Capitalization and Voting Rights..............................................31
Purchases and Redemption Information..........................................33
Net Asset Value...............................................................33
Taxation 34
Performance Information.......................................................40
Financial Statements..........................................................43
Appendix A...................................................................A-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or [INSERT NAME OF DISTRIBUTOR] (the "Distributor"). The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

         The Fund is organized as a separate, non-diversified portfolio of the Trust, an open-end management investment company organized as a Delaware statutory trust on May 11, 2001.

         Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that Henderson Global Investors (North America) Inc. (the "Adviser"), Henderson Investment Management Limited ("Henderson") and K.G. Redding & Associates, LLC ("K.G. Redding" and with Henderson, the "Subadvisers"), in their discretion, might, but is not required to, use in managing the Fund's portfolio assets. It is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in the Fund's overall investment strategy, from time to time have a material impact on the Fund's performance.

                      INVESTMENT OBJECTIVES AND STRATEGIES

         The Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Fund Summary" and "Investment Strategies and Risks." Descriptions of the Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with the Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation. The Adviser, subject to the supervision of the Board of Trustees, will monitor the percentage of illiquid securities held by the Fund.

HENDERSON GLOBAL PROPERTY SECURITIES FUND

         The Fund under normal circumstances invests at least 80% of its net assets in property securities of issuers located in countries around the world. Property securities which may include equity securities, such as stock, convertible securities, warrants and depository receipts, are issued by entities listed on recognized exchanges whose principal activities involve property ownership, property leasing, real estate sales, property construction, provision of lodging or operation of health care facilities, operation of hotels or serviced offices, property development, property management, mortgage providers, property brokers, property financing or other property-related activities.

         Examples of property securities include U.S. real estate investment trusts or REITs (in the U.S.), Japanese real estate investment trusts or J-REITs (in Japan), listed property trusts (in Australia), property companies in various countries in Europe and other equivalent or similar property or real estate vehicles listed on recognized stock exchanges in countries around the world. Typically these types of vehicles pool investor funds for investment in real estate or in the types of property-related activities described above.

         Although the Fund has no limits on the geographic asset distribution of its investments, the portfolio managers intend to allocate the Fund's investments globally as follows:

          o    40 to 90% of the Fund's assets in U.S. issuers

          o    5 to 25% in European issuers

          o    0 to 60% in Asia Pacific issuers

In determining country allocations, which are monitored on a regular basis, the portfolio managers take into account macro-economic factors, such as forecasted gross domestic product growth and currency movements.

         In selecting securities for the Fund, the portfolio managers seek securities with above average dividend yields. The portfolio managers also consider a security's value and geographical and sector diversification. The portfolio managers place considerable emphasis on fundamental research and knowledge of issuers, property portfolios and markets.

         As a temporary measure for defensive purposes, the Fund may invest in other types of securities such as nonconvertible debt securities and nonconvertible preferred stocks, government and money market securities of U.S. and non-U.S. issuers, or cash. The Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to property and real estate securities when the managers believe it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest between 2 to 5% of the portfolio in cash, repurchase agreement transactions or short-term interest bearing securities to provide for possible redemptions. These investments may be denominated in U.S. dollars or in other currencies. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit the Fund's ability to meet its investment objective.

         The Fund may use derivatives, including forwards, options, indexed securities, futures and options on futures, for hedging purposes, to gain exposure to the financial markets pending investment of cash balances or to meet liquidity needs. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index such as the Standard & Poor's Composite Price 500 Index. The managers will use derivatives with the aim of limiting the size of any negative impact on the Fund and will not use derivatives for speculative purposes.

                                FUND INVESTMENTS

         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the U.S. Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) non-U.S. banks if the obligation is, in the Subadviser's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of U.S. Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

         BORROWING. The Fund may borrow money as permitted by the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), including up to 5% of the value of its total assets at the time of such borrowings for temporary purposes. The Fund may also borrow in excess of the 5% limit from a bank, provided that the Fund maintains continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund. The Fund may be subject to additional restrictions with respect to borrowing under Japanese law as described below under "Non-Fundamental Operating Policies Relating to the Sale of Shares of the Fund in Japan."

         COMMERCIAL PAPER. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

         CONVERTIBLE SECURITIES. The Fund may invest in corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

         DEBT SECURITIES. The Fund may invest in debt securities. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         Investment-Grade Debt Securities. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by the Subadviser to be of comparable quality.

         Lower-Rated Debt Securities. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower-rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Subadvisers not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on the Subadviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Subadviser will determine whether it is in the best interest of the Fund to retain or dispose of such security. However, should any individual bond held by the Fund be downgraded below a rating of C, the Subadvisers currently intend to dispose of such bond based on then existing market conditions.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, U.S. law requires savings and loan institutions to gradually reduce their holdings of this type of security. Also, the U.S. Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may enter into forward or spot foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities ("transaction hedge"). The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the particular currency exchange market, or through entering into forward contracts to purchase or sell currencies. The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one non-U.S. currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies. ("cross-hedge.") A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although non-U.S. exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While the Fund may enter into forward contracts to reduce currency exchange risks, unforeseen changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Proxy hedges and cross-hedges, in particular, may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, non-U.S. currencies or contracts based on financial indices, including indices of U.S. government securities, non-U.S. government securities, equity or fixed-income securities.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the U.S. Commodity Futures Trading Commission (the "CFTC") and the U.S. National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

         The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund also could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

         A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         Currency Futures Contracts and Related Options. The Fund may engage in currency futures contracts and related options transactions in the same manner to that in which forward contracts or currencies will be utilized. A currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a particular currency at a specified price and time.

         An option on a currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         For example, the Fund may purchase call and put options on currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a currency in which portfolio securities of the Fund may be denominated. A call option on a currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of that currency at a specified price during a fixed period of time. The Fund may invest in options on currency which are either listed or traded on a recognized securities exchange.

         In those situations where currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "proxy" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A proxy currency's exchange rate movements parallel that of the primary currency. Proxy currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         The Fund will only enter into futures contracts and futures options which are standardized and traded on an exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         Risks Associated with Futures and Related Options. Because there is a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on the underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

         GLOBAL SECURITIES. Although the Fund intends to invest its assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in certain countries and other taxes, exchange controls (which may include suspension of the ability to transfer currency from a given country), default on government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers. Moreover, issuers in some countries may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to other countries. In some countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies. Securities transactions in certain countries may also be subject to higher brokerage costs. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility. In addition, since the Fund is domiciled in the U.S., it may encounter difficulties or be unable to pursue legal remedies and obtain judgment in non-U.S. courts.

         Clearance and settlement procedures vary across markets and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between countries may be less reliable than within a single country, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual economies may differ in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Subadvisers will seek to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

         Securities of issuers in certain countries may be purchased through depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of such issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

         ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

         The Fund could have investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in securities trading in developed countries and that may affect the Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in some countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in a developing country may be slowed or reversed by unanticipated political or social events; (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments; (ix) high rates of inflation; and
(x) the possible absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain developing countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Investment in securities of issuers located in countries across the world usually will involve currencies of various countries. Moreover, the Fund may temporarily hold funds in bank deposits in various currencies during the completion of investment programs and may purchase forward currency contracts. Because of these factors, the value of the assets of the Fund as measured in Japanese yen or U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of various currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a particular currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the particular currency exchange market, or through entering into forward contracts to purchase or sell currencies.

         Because the Fund normally will be invested in various securities markets, changes in the Fund's share price may have a low correlation with movements in any one particular market. The Fund's share price will reflect the movements of the different stock and bond markets in which it is invested, and of the currencies in which the investments are denominated. Thus, the strength or weakness of the various currencies may account for part of the Fund's investment performance. Securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         GOVERNMENT SECURITIES. The Fund may invest in securities of the U.S. Government or governments of other countries. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. GNMA certificates are examples of such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         The Fund may invest in debt securities issued or guaranteed as to payment of principal and interest by governments, government agencies, supranational entities, political subdivisions, other government entities and semi-government entities throughout the world. Such securities have risks similar to U.S. Government securities. They are also subject to the risks associated with global securities. For additional information on such risks, see "Global Securities." Debt securities of supranational entities may be denominated in U.S. dollar or in other currencies. A supranational entity is an entity designated or supported by one or more national governments to promote economic reconstruction or development. Supranational entities in which the Fund may invest include, but are not limited to, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank, the Asian Development Bank and the European Coal and Steel Community. These supranational entities do not have taxing authority and therefore, in order to meet interest and principal payments, are dependent upon their members' continued support.

         ILLIQUID SECURITIES. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" because they cannot be sold to the public without registration or the availability of an exemption from registration or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold in limited circumstances. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses and in some circumstances could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially in accurate or misleading.

         Since it is not possible to predict with assurance that the market for restricted securities eligible for resale will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to such securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

         OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly. Options used by the Fund may include European and American style options. If an option is exercisable only at maturity, it is an "European" option; if it is also exercisable prior to maturity, it is an "American" option.

         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation in the U.S. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, the Fund would need to negotiate directly with the counter-party.

         The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for U.S. Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation in the U.S.), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counter-party (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counter-party") to make delivery of the instrument underlying the option. If the counter-party fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, the Subadvisers will assess the creditworthiness of each counter-party to determine the likelihood that the terms of the OTC option will be satisfied.

         Writing Options on Individual Securities. The Fund may write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the Subadviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         Purchasing Options on Individual Securities. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         Risks of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an American option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counter-party. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counter-party may fail to deliver or to pay, as the case may be. In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions,
(iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         The Fund's success in using options techniques depends, among other things, on the Subadviser's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

         OTHER INVESTMENT COMPANIES. The Fund may invest to the extent allowed under the 1940 Act in the shares of other investment companies. Some property securities in which the Fund invests may be considered investment companies. The Fund may be required to sell shares of investment companies when it is not advantageous to do so in order to comply with the 1940 Act. As a shareholder of an investment company, the Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). The Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

         For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index or portion of such index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

         Examples of index-based investments include:

         SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         MidCap SPDRs(R): MidCap are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by the Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

         WEBssm: WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

         PREFERRED STOCKS/PREFERENCE SHARES. Preferred stocks (in the U.S.) and preference shares (in Europe and Australia) are a type of equity securities. Preferred stocks/preference shares generally have the right to receive specific dividends or distributions before the issuer makes payment on its common stock (or European or Australian equivalent). Some preferred stocks/preference shares also participate in dividends and distributions paid on common stocks (or their non-U.S. equivalents). Preferred stocks/preference shares may also permit the issuer to redeem the stocks/shares.

         REITS AND OTHER PROPERTY VEHICLES. REITs and other property vehicles are publicly traded entities that invest directly in (or indirectly through subsidiaries), and in some cases, operate and manage property assets, such as office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs and other property vehicles trade on recognized stock exchanges or over-the-counter.

         REITs and other property vehicles may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage property vehicles may be affected by the quality of the credit extended. Furthermore, property vehicles are dependent on specialized management skills. Some property vehicles may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs and other property vehicles depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

         REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Adviser, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that the Adviser has approved for use as collateral for repurchase agreements. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Adviser under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

         SECURITIES INDEX FUTURES CONTRACTS. The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase as a temporary substitute for stock purchases. The Fund may invest in futures contracts based on various financial indices, including indices of government, equity and fixed income securities traded on exchanges around the world. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         Risks of Securities Index Futures. The Fund's success in using the above techniques depends, among other things, on the Subadviser's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of positions. The skills necessary for successful use of index futures are different from those used in the selection of individual stocks.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         The Fund will only enter into index futures contracts or futures options that are standardized and traded on an exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options primarily for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC. See "Foreign Currency Futures Contracts and Related Options."

         When purchasing an index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a FCM as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

         WARRANTS. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

         ZERO COUPON BONDS. The Fund may invest in zero coupon bonds which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund's investment objective is non-fundamental and may be changed without shareholder approval. The Fund has elected to be classified as a non-diversified series of an open-end investment company. Under these restrictions, the Fund may not:

         (i)      issue senior securities, except as permitted under the 1940
                  Act;

         (ii)     borrow money, except as permitted under the 1940 Act;

         (iii) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (iv) invest more than 25% of its total assets in any one industry except that the Fund will invest more than 25% of its total assets in the real estate industry;

         (v) purchase or sell real estate, except that the Fund may invest in securities of issuers that deal in real estate or are engaged in the real estate business, including, but not limited to, securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

         (vi) purchase physical commodities or contracts relating to physical commodities, although a Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI; and

         (vii) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

         Non-Fundamental Operating Policies Relating to the Sale of Shares of the Fund in Japan. In connection with an offering of shares of the Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the Fund. These non-fundamental policies will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the Fund are being offered in Japan.

         (1) The Trust will not sell shares of the Fund in Japan except through members or quasi members of the Japanese Securities Dealers Association.

         (2) The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safekeeping of its assets in connection with the Fund.

         (3) The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

         (4) The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of short sales or of the short position is equal to or less than the net asset value of the Fund.

         (5) The Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

         (6) The Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by the Adviser.

         (7) The Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by the Adviser and the Subadvisers to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

         (8) None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, the Adviser, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of the Adviser, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

         All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

         If any of the foregoing standards shall, at any time when shares of the Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

                               PORTFOLIO TURNOVER

         The Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.

                 MANAGEMENT OF THE FUND -- TRUSTEES AND OFFICERS

         The Board of Trustees of the Trust (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

         A listing of the Trustees and Executive Officers of the Trust, their term and length of time served, their business experience during the past five years and other directorships and the number of funds in the Trust overseen by each Trustee follows. An asterisk (*) indicates Trustees who are "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act.) Unless otherwise indicated, each person's address is 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611.

                                 POSITION         TERM OF                                             OTHER
        NAME, ADDRESS            WITH THE       OFFICE AND        PRINCIPAL OCCUPATION(S)         DIRECTORSHIPS
           AND AGE,                TRUST        TIME SERVED        DURING PAST FIVE YEARS              HELD
INDEPENDENT TRUSTEES**:

Roland C. Baker, 64            Trustee        Since 2001      President and Chief Executive    The Rittenhouse
                                                              Officer, First Penn-Pacific      Trust (banking;
                                                              Life Insurance Co. (retired      money management).
                                                              2001).
C. Gary Gerst, 63              Trustee        Since 2001      Chairman Emeritus, Jones Lang    Harris Insight
                                                              LaSalle, formerly LaSalle        Funds Trust (21
                                                              Partners, Ltd. (real estate      portfolios);
                                                              investment management and        Florida Office
                                                              consulting firm).                Property Company
                                                                                               Inc. (real estate
                                                                                               investment fund).

                                       23

                                 POSITION         TERM OF                                             OTHER
        NAME, ADDRESS            WITH THE       OFFICE AND        PRINCIPAL OCCUPATION(S)         DIRECTORSHIPS
           AND AGE,                TRUST        TIME SERVED        DURING PAST FIVE YEARS              HELD
Faris F. Chesley, 63           Trustee        Since 2001      Chairman, Chesley, Taft &
                                                              Associates, LCC since 2001;
                                                              Vice Chairman, ABN AMRO, Inc.,
                                                              1998-2001; Director, Modern
                                                              Educational Systems, 1992-1999.
INTERESTED TRUSTEES** AND OFFICERS OF THE TRUST
*Charles H. Wurtzebach, 53     Chairman and   Since 2001      Managing Director, Henderson
                               Trustee                        Global Investors (North
                                                              America) Inc. ("HGINA") since
                                                              1999; President and Chief
                                                              Executive Officer, Heitman
                                                              Capital Management, 1996-1998.

*Sean Dranfield, 36            Trustee and    Since 2001      Director, North American Retail
                               President                      Distribution, HGINA since 1999;
                                                              Executive Director, North
                                                              American Business Development,
                                                              Henderson Investment Management
                                                              Limited, since 1999; Director,
                                                              International Business Development,
                                                              Henderson Global Investors, 1995-1999.

Audre J. Melsbakas, 39         Vice President Since 2001      Director, Product Management,
                                                              HGINA since 2001; Vice
                                                              President, Product Management,
                                                              BlackRock Funds, 1999-2001;
                                                              Principal, Jones Lang LaSalle
                                                              and Vice President, LaSalle
                                                              Partner Funds, 1996-1999.

Scott E. Volk, 31              Vice President Since 2002      Director, Retail Finance and
                               Treasurer                      Operations since 2002 and
                                              2001-2002       Finance Manager 2001-2002, HGINA;
                                                              Vice President, Financial
                                                              Services, BISYS Fund Services,
                                                              1999-2001; Mutual Fund Treasurer,
                                                              Stein Roe & Farnham Mutual
                                                              Funds, 1997-1999.

Steven M. Hill, [AGE]          Treasurer      Since 2002      [INSERT BIO]

                                       24

                                 POSITION         TERM OF                                             OTHER
        NAME, ADDRESS            WITH THE       OFFICE AND        PRINCIPAL OCCUPATION(S)         DIRECTORSHIPS
           AND AGE,                TRUST        TIME SERVED        DURING PAST FIVE YEARS              HELD
Ann M. Casey, 36               Assistant      Since 2001      Treasurer, The China Fund Inc.;
                               Treasurer                      Treasurer, The Holland Balanced
                                                              Fund; Vice President, Senior
                                                              Director of Fund
                                                              Administration, State Street
                                                              Corporation since 2000;
                                                              Assistant Vice President,
                                                              Director of Fund
                                                              Administration, State Street
                                                              Corporation, 1999-2000;
                                                              Assistant Secretary Assistant
                                                              Director of Fund
                                                              Administration, Sate Street
                                                              Corporation, 1997-1999.

Brian C. Booker, 36            Secretary      Since 2001      Senior Legal Counsel and
                                                              Corporate Secretary since 2001
                                                              and Manager, Legal and
                                                              Compliance, HGINA, 2000-2001;
                                                              Attorney, Vedder, Price
                                                              Kaufman & Kammholz, 1998-2000;
                                                              attorney, Waller, Lansden,
                                                              Dortch & Cavis, 1996-1998.

Heidemarie Gregoriev, 31       Assistant      Since 2001      Legal Counsel, HGINA, since
                               Secretary                      2001; Attorney, Gardner,
                                                              Carton & Douglas, 1997-2001.


------------------

*    Trustees with an asterisk by their names are interested persons of the
     Trust because of their employment relationship with Henderson Global
     Investors (North America) Inc. or "HGINA", the investment adviser to the
     Fund.
**   Currently, all Trustees oversee all five series of the Trust.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.

  NAME OF TRUSTEE                 DOLLAR RANGE OF EQUITY SECURITIES IN        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN BY
                                                                               TRUSTEE IN FAMILY OF INVESTMENT
                                                THE FUND                                  COMPANIES
                                        (AS OF DECEMBER 31, 2001)                (AS OF DECEMBER 31, 2001)*
Charles H. Wurtzebach                             None
Sean Dranfield                                    None
Roland C. Baker                                   None
Faris F. Chesley                                  None
C. Gary Gerst                                     None

------------------

*    Values are as of ___________, 200_.

         The Board of Trustees has an Audit Committee, Governance Committee and a Valuation Committee, the responsibilities of which are described below. Each of the Audit Committee and Governance Committee is comprised solely of Independent Trustees. The Valuation Committee is comprised of both interested and Independent Trustees.

         The Audit Committee makes recommendations regarding the selection of independent auditors for the Trust, confers with the independent auditors regarding the Trust's financial statements, the results of audits and related matters and performs such other tasks as the full Board of Trustees deems necessary or appropriate. The Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently the members of the Audit Committee are Roland C. Baker, Faris F. Chesley and C. Gary Gerst. The Audit Committee held one meeting during the fiscal year ended July 31, 2002.

         The Board of Trustees has a Governance Committee that seeks and reviews candidates for consideration as nominees for membership on the Board. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust. Currently the members of the Governance Committee are Roland C. Baker, Faris F. Chesley and C. Gary Gerst. The Governance Committee held two meetings during the fiscal year ended July 31, 2002.

         The Valuation Committee determines a fair value of securities for which market quotations are not readily available. Currently the members of the Valuation Committee are Faris F. Chesley and Sean Dranfield. The Valuation Committee held ten meetings during the fiscal year ended July 31, 2002.

         Trustees who are not interested persons of the Trust receive from the Trust, for service on the Board of the Trust, an annual retainer of $10,000 for services on the Board and a $1,500 retainer for services on the Valuation Committee. Each Trustee receives a fee of $1,500 for each board meeting attended and $750 for each committee meeting (except Valuation Committee) held on a day other than a board meeting. Board members who are members of the Audit Committee and/or Governance Committee also receive a fee for each meeting of the committee attended. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Trust to its Trustees for the fiscal year ended July 31, 2002.

         ----------------------------------------------------------------------
                          TRUSTEE NAME        AGGREGATE COMPENSATION FROM TRUST
         ----------------------------------------------------------------------
         Charles H. Wurtzebach                             $        0
         ----------------------------------------------------------------------
         Sean Dranfield                                    $        0
         ----------------------------------------------------------------------
         Roland C. Baker                                   $ ________
         ----------------------------------------------------------------------
         Faris F. Chesley                                  $ ________
         ----------------------------------------------------------------------
         C. Gary Gerst                                     $ ________
         ----------------------------------------------------------------------

         No officer, director or employee of the Adviser, the Subadvisers, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust. As of ____________, 2002, no Trustee or officer of the Trust beneficially owned any of the outstanding shares of the Fund.

                      CONTROL PERSONS AND PRINCIPAL HOLDERS

         To the knowledge of the Trust as of ______________ __, 2002, the Adviser as initial shareholder owned beneficially or of record 100% of the Fund's outstanding shares. As a result, as of such date the Adviser owned a controlling interest in the Fund, and shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.

                                 CODE OF ETHICS

         The Adviser, Henderson and the Trust have adopted a Code of Ethics, which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund, in compliance with Rule 17j-1 under the 1940 Act. The Code of Ethics permits employees of the Adviser, Henderson and the Trust to engage in personal securities transactions, including with respect to securities held by the Fund, subject to certain requirements and restrictions. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings. Exceptions to certain provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

         K.G. Redding has adopted a Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act,which is designed to identify and address certain conflicts of interest between personal investment activities of the Subadviser's access persons and the interests of investment advisory clients such as the Fund. The Code of Ethics permits K.G.Redding's access persons to engage in personal securities transactions, including with respect to securities held by the Fund, subject to certain requirements and restrictions. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings. Exceptions to certain provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel of K.G. Redding


                     INVESTMENT ADVISORY AND OTHER SERVICES

         INVESTMENT ADVISER AND SUBADVISERS. Henderson Global Investors (North America) Inc., a Delaware corporation, 737 North Michigan Avenue, Suite 1950, Chicago IL, 60611 is the Fund's investment adviser. Henderson Investment Management Limited, 4 Broadgate, London UK EC2M 2DA and K.G. Redding Associates, LLC, 744 North Wells Street, Chicago, IL 60610 are the Fund's subadvisers.

         The Adviser, Henderson and their affiliates comprise a global investment management business that operates under the brand "Henderson Global Investors." The entities comprising Henderson Global Investors, including the Adviser and Henderson, are all indirect, wholly-owned subsidiaries of AMP Limited, the Australian financial services company.

         As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe, and both North and South America. Henderson Global Investors is headquartered in London at 4 Broadgate, London, UK EC2M 2DA. As of June 30, 2002, Henderson Global Investors had net assets under management of approximately U.S. $150 billion, ranking it as one of the top 100 fund managers worldwide. Henderson Global Investors has 14 offices around the world. As of ____________, 2002, the Adviser and Henderson had net assets under management of approximately U.S. $___ million and U.S. $____, respectively.

         K.G. Redding is a real estate securities investment management firm formed in 2000 to provide a unique approach to real estate securities investment, focusing on providing superior long-term performance.

K.G. Redding began managing assets in 2001 and, as of July 31, 2002 had approximately U.S. $30 million in assets under management. Kim G. Redding is the control person of K.G. Redding due to his position with and membership interests in K.G. Redding.

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the Subadvisers provide such services to the Fund pursuant to Sub-Advisory Agreements (the "Sub-Advisory Agreements").

         Pursuant to the Advisory Agreement, the Adviser acts as the Fund's adviser, oversees the management of its investment, and administration of its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the advisory fee, each portfolio pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of a Fund's net asset value. Expenses that will be borne directly by the Fund include, but are not limited to, the following: fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

         The Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of 1.00% of the Fund's average net assets. Of this amount, the Adviser retains a fee of 0.05% of the Fund's average net assets.

         Under the Sub-Advisory Agreements, the Subadvisers provide research, advice and recommendations with respect to the purchase and sale of securities, provide trade execution services and make investment decisions regarding assets of the Funds subject to the supervision of the Board of Trustees and the Adviser.

         The Adviser pays K.G. Redding a monthly fee for providing investment subadvisory services at an annual rate of 0.40% of the average net assets of the portion of the Fund's portfolio managed by K.G. Redding. The adviser pays Henderson a monthly fee for providing subadvisory services equal to 1.00% less the fees retained by the Adviser and paid to K.G. Redding, respectively.

         The Adviser has agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual operating expenses (excluding 12b-1 fees, interest, taxes, brokerage commissions and other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business) to 2.50% of the Fund's average daily net assets. The Adviser may subsequently recover reimbursed expenses from the Fund if the Fund's expense ratio falls below the expense limitation. These contractual arrangements will continue until at least August 31, 2004.

         The Advisory Agreement and each Sub-Advisory Agreement continues in effect from year to year for so long as its continuation is approved at least annually (a) by a vote of a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. Each agreement may be terminated at any time, upon 60 days' written notice by either party; the Fund may so terminate either by the vote the Board of Trustees or by a majority vote of the outstanding shares of the Fund. Each agreement may also be terminated at any time either by vote of the Board of Trustees or by a majority vote of the outstanding voting shares of the Fund. Each agreement shall terminate automatically in the event of its assignment. Each agreement provides that the Adviser or respective Subadviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or respective Subadviser in the performance of its obligations and duties under such agreement.

         Upon termination of the Advisory Agreement and when so requested by the Adviser, the Trust will refrain from using the name "Henderson" in its name or in its business in any form or combination.

         DISTRIBUTOR. [INSERT NAME AND ADDRESS OF DISTRIBUTOR] serves as the distributor of the Fund's shares pursuant a Distribution Agreement with the Trust (the "Distribution Agreement"). Class J shares are offered only to non-U.S. investors outside the United States. Class J shares are offered through non-U.S. broker dealers, banks and other financial institutions and are offered to non-U.S. investors as well as through various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectus and SAI. The Distributor distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares.

         The Fund has authorized the Distributor to accept on its behalf purchase and redemption orders. The Distributor is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, the Distributor is entitled to deduct a commission on all Class J shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, the Distributor may reallow to dealers such concession as the Distributor may determine from time to time.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at the time, without payment of any penalty, by the Distributor on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to the Distributor. The Distribution Agreement shall terminate automatically in the event of its assignment.]

         DISTRIBUTION PLAN. The Trust has adopted a distribution plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act pertaining to the Fund's Class J shares. In adopting the Plan, the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of the Plan or under an alternative distribution arrangement.

         Under the Plan, the Fund pays the Distributor a 12b-1 fee of 1.00% of the Fund's average daily net assets.

         These fees constitute compensation to the Distributor and are not dependent on the Distributor's expenses incurred. The distribution fees may be used to cover expenses incurred in promoting the sale of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it. The shareholder servicing fees will be used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. However, the shareholder service fees may be used to pay for, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquires concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.

         Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while the Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         If the Distribution Agreement or the Plan are terminated (or not renewed) with respect to any of the Funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

         CUSTODIAN. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street computes the Fund's net asset value and keeps the book account for the Fund.

         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent (the "Transfer Agent") for the Fund pursuant to the transfer agency and registrar agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Funds (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund.

         ADMINISTRATOR. State Street serves as the administrator (the "Administrator") for the Trust pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the U.S. Securities and Exchange Commission (the "SEC") or any state securities commission having jurisdiction over the Trust. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees. As compensation for these services, the Fund pays State Street an annual administration fee based upon a percentage of the average net assets of the Fund.

         AUDITORS. Ernst & Young LLP, independent auditors located at 233 South Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. The audit services performed by Ernst & Young LLP include audits of the annual financial statements of the Fund. Other services provided principally relate to filings with the SEC and the preparation of the Fund's tax returns.

         OUTSIDE COUNSEL. The law firm of Vedder, Price, Kaufman & Kammholz has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Fund. Bell Boyd & Lloyd LLC serves as counsel to the Independent Trustees.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the Board, the Subadvisers place orders for the purchase and sale of the Fund's portfolio securities. The Subadvisers seek the best price and execution obtainable on all transactions. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Subadvisers attempt to deal directly with the principal market makers, except in those circumstances where the Adviser believes that a better price and execution are available elsewhere.

         The Subadvisers select broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Fund effects securities transactions may be used by each Subadviser in servicing all of its accounts. In addition, not all of these services may be used by each Subadviser in connection with the services it provides to the Fund. Each Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services.

         Brokerage commissions vary from year to year in accordance with the extent to which the Fund's portfolio is more or less actively traded.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Subadvisers deem to be a desirable investment for the Fund. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                        CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of the Fund are fully paid and non-assessable. Shares of the Fund do not have preemptive rights or subscription rights.

         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized five series, each of which represents a fund. Pursuant to the Declaration of Trust, the Trustees may terminate any fund without shareholder approval. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size. The Trustees have authorized the issuance of Class J shares for the Henderson Global Property Securities Fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Worldwide Growth Fund, each of which are offered under a separate prospectus and SAI to U.S. investors only (each is also a "Fund").

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's Declaration of Trust and By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting of fractional shares). Shareholders of each Fund or class are entitled to vote alone on matters that only affect that Fund or class. All Funds and classes of shares of each Fund will vote together, except when a separate vote is permitted or required by the 1940 Act or written instrument. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Fund of the Trust. Voting regarding the distribution plan applicable to Class A, Class B, Class C or Class J shareholders will be regarded as separate matters requiring separate vote by class. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all Funds of the Trust.

         As used in this SAI and the Prospectuses, the phrase "majority vote of the outstanding shares" of a Fund or class means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund or class of a Fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee. Meetings of shareholders will be called at any time by a majority of Trustees and shall be called by any Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Delaware law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                      PURCHASES AND REDEMPTION INFORMATION

         REDEMPTIONS. As described in the Prospectuses, shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by the Transfer Agent.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond five calendar days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         IN-KIND REDEMPTIONS. Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. The Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities are then deducted from the Fund's assets, and the resulting amount is divided by the number of shares of the Fund outstanding to produce its net asset value per share.

         A security listed or traded on a recognized stock exchange or in a recognized OTC market (e.g., The Nasdaq Stock Market, Inc. or "Nasdaq") is valued at the security's last reported sale price on the exchange, or in the OTC market, on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a non-U.S. security is determined in its national currency as of the normal close of trading on the securities exchange or OTC market in which it is primarily traded or as of the close of regular trading on the NYSE, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the exchange rate in effect at noon, U.S. Eastern time, on the day the value of the non-U.S. security is determined.

         A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Interest is accrued daily. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par, are valued at amortized cost, which the Board believes approximates market value.

         Options, futures contracts and options on futures contracts are valued at the last reported sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by the Adviser in accordance with procedures approved by the Board. Trading in securities on many non-U.S. securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on non-U.S. exchanges may not take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE (e.g., any of the national business holidays identified below). If events materially affecting the value of the Fund's portfolio securities occur between the time when a non-U.S. exchange closes and the time when the Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by the Adviser in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., U.S. Eastern time) on each day the NYSE is open for trading. The NYSE and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following U.S. national business holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the NYSE close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form [by the Transfer Agent or by your broker-dealer.] [When do we set NAV for redemption or purchase?] Each purchase order is subject to any applicable sales charge. Since the Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's net asset value may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund's best interest to do so.

                                    TAXATION

         The following is a general discussion of certain U.S. Federal income tax rules thought to be applicable with respect to the Fund. It is not intended to be a complete discussion of all such tax rules, nor does it purport to deal with all categories of investors. In addition, no attempt is made to prevent state, local or foreign tax concerns. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them before making such investment in the Fund. The Fund is not managed for tax-efficiency.

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid this tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS. The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium generally is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "Section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses regardless of the actual holding period of the contracts; however, as described below, foreign currency gains or losses arising from certain Section 1256 contracts are ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions that are closed by the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge imposed on such purchase is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and may elect, to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current U.S. Federal income tax law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         NON-U.S. SHAREHOLDERS. Withholding of Income Tax on Dividends: In general, dividends paid on shares beneficially held by a person who is a "foreign person" within the meaning of the Code are subject to withholding of U.S. Federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, the shares held by such beneficial holder are effectively connected with such permanent establishment, and in the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal income taxation at regular income tax rates. Distributions of net capital gains will not be subject to withholding of U.S. Federal income tax.

         INCOME TAX ON SALE OF THE FUND'S SHARES. Under U.S. Federal income tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. Federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

         STATE AND LOCAL TAX. A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal income tax on income referred to above.

         ESTATE AND GIFT TAXES. Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

         The availability of reduced U.S. taxation or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that an investor qualifies as a foreign person.

                             PERFORMANCE INFORMATION

         Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions of administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T)n = ERV

         Where: P = a hypothetical initial payment of $1,000 T = the average annual total return n = the number of years
                            ERV = the ending redeemable value of a
                                  hypothetical $1,000 payment made at the
                                  beginning of the period.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the Fund during the designated period. In calculating the ending redeemable value and assuming complete redemption at the end of the applicable period, the maximum 3.50% sales charge is deducted from the initial $1,000 payment. Standardized average annual total return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized average annual total return quotations are determined to the nearest 1/100 of 1%.

         AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS). Quotations of standardized average annual total return (after taxes on distributions) of the Fund will be expressed in terms of average annual compounded rates of return that would cause a hypothetical investment in the Fund made on the first day of a designated period to equal the ending value of such hypothetical investment on the last day of the designated period, according to the following formula:

P(1+T)n = ATVD

Where:              P = a hypothetical initial payment of $1,000
                    T = the average annual total return (after taxes on
                        distributions)
                    n = number of years
                    ATVD = the ending value of a hypothetical $1,000 payment
                           made at the beginning of the period, after taxes on distributions but not after taxes on redemptions.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund, less the taxes due on such distributions, are reinvested at net asset value in additional shares of the Fund during the designated period. In calculating the ending value, the maximum 3.50% sales charge is deducted from the initial payment. The taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. Standardized average annual total return (after taxes on distributions) are determined to the nearest 1/100 of 1%.

         AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION). Quotations of standardized average annual total return (after taxes on distributions and redemption) will be expressed in terms of the average annual compounded rates of return that would cause a hypothetical investment in the Fund made on the first day of a designated period to equal the ending value of such hypothetical investment on the last day of the designated period, according to the following formula:

P(1+T)n = ATVDR

Where:              P = a hypothetical initial payment of $1,000
                    T = the average annual total return (after taxes on
                        distributions and redemption)
                    n = number of years
                    ATVDR = the ending value of a hypothetical $1,000 payment
                            made at the beginning of the period, after taxes on distributions and redemption.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund, less the taxes due on such distributions, are reinvested at net asset value in additional shares of the Fund during the designated period. In calculating the ending value and assuming complete redemption at the end of the applicable period, the maximum 3.50% sales charge is deducted from the initial $1,000 payment. The taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. Standardized average annual total return (after taxes on distributions and redemption) are determined to the nearest 1/100 of 1%.

         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formulas set forth above
("Non-Standardized Return"). Sales charges are not taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

         Where:             C = cumulative total return

                            P = a hypothetical initial investment of $1,000

                            ERV = ending redeemable value: ERV is the value, at
                                  the end of the applicable period, of a
                                  hypothetical $1,000 investment made at the beginning of the applicable period.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to certain SEC advertising rules. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications.

                              FINANCIAL STATEMENTS

There are currently no financial statements available for the Fund.

                                   APPENDIX A

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             HENDERSON GLOBAL FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits

          (a)  (i)   Declaration of Trust is incorporated herein by reference
                     to the Registrant's Registration Statement filed on Form
                     N-1A with the Commission on June 4, 2001.

          (a)  (ii)  Written Instrument Establishing and Designating a Series
                     and Class of Interests is filed herein.

          (b) By-Laws are incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

          (c)  Not applicable.

          (d)  (i)   Investment Advisory Agreement between Registrant and
                     Henderson Global Investors (North America) Inc. will be filed by amendment.

               (ii) Investment Sub-Advisory Agreement between Henderson Global Investors (North America) Inc. and Henderson Investment Management Ltd. will be filed by amendment.

               (iii) Investment Sub-Advisory Agreement between Henderson Global
                     Investors (North America) Inc. and K.G. Redding & Associates, LLC will be filed by amendment.

          (e)  Distribution Agreement will be filed by amendment.

          (f)  Not applicable.

          (g)  (i)   Form of Custodian Agreement between Registrant and State
                     Street Bank and Trust Company is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A with the Commission on August 10, 2001.

               (ii) Amendment to Custodian Agreement will be filed by amendment.

          (h)  (i)   Form of Administration Agreement between Registrant and
                     State Street Bank and Trust Company is incorporated herein by reference to the Registrant's Pre-Effective Amendment
                     No. 1 filed on Form N-1A with the Commission on August 10,
                     2001.

               (ii) Amendment to Administration Agreement will be filed by amendment.

               (iii) Form of Transfer Agency and Service Agreement between
                     Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A with the Commission on August 10, 2001.

               (iv) Amendment to Transfer Agency and Service Agreement will be filed by amendment.

               (v) Expense Limitation Agreement between Registrant and Henderson Global Investors (North America) Inc. will be filed by amendment.

          (i)  Opinion and consent of counsel will be filed by amendment.

          (j)  Not applicable.

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  (i)   Rule 12b-1 Plan is incorporated herein by reference to the
                     Registrant's Pre-Effective Amendment No. 2 filed on
                     Form N-1A with the Commission on August 28, 2001.

               (ii)  Amendment to Rule 12b-1 Plan will be filed by amendment.

          (n)  (i)   Multi-Class Plan is incorporated herein by reference to
                     the Registrant's Pre-Effective Amendment No. 2 filed on
                     Form N-1A with the Commission on August 28, 2001.

               (ii)  Amendment to Multi-Class Plan will be filed by amendment.

          (o)  Reserved.

          (p)  (i)   Code of Ethics of Registrant, Henderson Global Investors
                     (North America) Inc. and Henderson Investment Management
                     Ltd. is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 filed on Form
                     N-1A with the Commission on August 28, 2001.

               (ii) Amendment to Code of Ethics of Registrant, Henderson Global Investors (North America) Inc. and Henderson Investment Management Ltd. will be filed by amendment.

               (iii) Code of Ethics of K.G. Redding & Associates, LLC will be filed by amendment.

          (q)  (i)   Powers of Attorney for Messrs. Wurtzebach, Baker and Gerst
                     are incorporated herein by reference to the Registrant's
                     Pre-Effective Amendment No. 2 filed on Form N-1A with the
                     Commission on August 28, 2001.

               (ii)  Power of Attorney for Mr. Chesley is filed herein.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable.

ITEM 25.  Indemnification

          Article V. Section 5.2 of the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Registrant has obtained insurance coverage for its trustees and officers.

ITEM 26.  Business and Other Connections of Investment Adviser

          Henderson Global Investors (North America) Inc. (the "Adviser") serves as the investment adviser of the Registrant and other institutional investors. Henderson Investment Management Ltd. ("Henderson") serves as an investment subadviser of the Registrant and other investment companies and institutional and individual investors. K.G. Redding & Associates, LLC ("K.G. Redding") serves as an investment subadviser of the Registrant and other institutional and individual investors. The principal executive officers of the investment adviser and subadvisers and their positions with the adviser and subadvisers are:

        NAME                        POSITION WITH ADVISER
        ----                        ---------------------
        Charles H. Wurtzebach       Managing Director, North America
        Douglas G. Denyer           Vice President and Treasurer
        David R. McWhorter          Secretary

        NAME                        POSITION WITH HENDERSON

        George I. Buckley           Director and Global Chief Investment Officer
        Nicholas T. Hiscock         Director of Finance
        Campbell I. Clark           Director of International Specialist
        Rachel Mary C. Jago         Director of Operations
        Gerrard M. Clare            Director and Chief Investment Officer Retail
        James Darkins               Director of Property
        Rupert A. Carnegie          Director of Research and Strategy
        Phillip R. Yates            Chief Executive
        Ross Maclean                Director, Compliance

        NAME                        POSITION WITH K.G. REDDING
        ----                        --------------------------
        Kim Gordon Redding          President and CEO
        Jason S. Baine              Vice President

          For further information relating to the adviser's and subadvisers' officers, reference is made to Forms ADV filed under the Investment Advisers Act of 1940 by Henderson Global Investors (North America) Inc., SEC File No. 801-47202; Henderson Investment Management Ltd., SEC File No. 801-55577; and K.G. Redding & Associates, LLC, SEC File No. 801-60716, respectively.

ITEM 27.  Principal Underwriters

          (a) [INSERT NAME OF UNDERWRITER], Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

               [INSERT INVESTMENT COMPANIES]

          (b) The following officers of [INSERT NAME OF UNDERWRITER], the Registrant's underwriter, hold the following positions with the Registrant. Their business address is [INSERT ADDRESS].

               NAME                                   POSITION WITH UNDERWRITER

               [INSERT NAMES AND POSITIONS]

          (c)  Not applicable.

ITEM 28. Location of Accounts and Records

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (a) Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611;

          (b) Henderson Investment Management Ltd., 4 Broadgate, London UK EC2M 20A;

          (c) K.G. Redding & Associates, LLC, 744 North Wells Street, Chicago, Illinois 60610;

          (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110;

          (e) Boston Financial Data Services, 1250 Hancock Street, Presidents Place, Suite 300N, Quincy, MA 02169; and

          (f)  [INSERT NAME AND ADDRESS OF UNDERWRITER].

ITEM 29.  Management Services

          The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30.  Undertakings

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois on the 27th day of September, 2002.

                                    HENDERSON GLOBAL FUNDS

                                    By:/s/SEAN DRANFIELD
                                       _________________________________________
                                       Sean Dranfield, Trustee and President

          Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated and on the 27th day of September, 2002.

SIGNATURE                                                  TITLE

/s/CHARLES H. WURTZEBACH*                                  Trustee and Chairman
------------------------------------
Charles H. Wurtzebach

/s/ROLAND C. BAKER*                                        Trustee
--------------------------------------------
Roland C. Baker

/s/FARIS F. CHESLEY**                                      Trustee
--------------------------------------------
Faris F. Chesley

/s/C. GARY GERST*                                          Trustee
--------------------------------------------
C. Gary Gerst

/s/SEAN DRANFIELD                                          Trustee and President
--------------------------------------------
Sean Dranfield

/s/STEVEN M. HILL                                          Treasurer and Chief
--------------------------------------------               Financial and
Steven M. Hill                                             Accounting Officer


* Sean Dranfield signs this document pursuant to powers of attorney previously filed.

** Sean Dranfield signs this document pursuant to power of attorney filed herein.

                                  EXHIBIT INDEX

Exhibit Number       Exhibit Title

99(a)(2) Written Instrument Establishing and Designating a Series and Class of Interests

99(q)(2)             Power of Attorney for Mr. Chesley




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